Expense Example - U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Dec. 31, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 264
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,944
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	629
Expense Example, with Redemption, 3 Years	1,156
Expense Example, with Redemption, 5 Years	1,708
Expense Example, with Redemption, 10 Years	$ 3,209